Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions

14. Related party transactions

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and also comprise the directors of the Company.

The remuneration of directors and other members of key management personnel during the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
	$	$
Short-term employee benefits	2,080,826	1,986,599
Share-based compensation	1,512,375	684,952

	3,593,201	2,671,551